AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 84.8%
Affiliated Mutual Funds
AST BlackRock/Loomis Sayles Bond Portfolio*	14,731,744	$227,310,808
AST ClearBridge Dividend Growth Portfolio*	30,235,494	733,210,733
AST Emerging Markets Equity Portfolio*	9,361,473	99,512,459
AST Global Bond Portfolio*	82,234,662	985,171,252
AST Goldman Sachs Small-Cap Value Portfolio*	5,902,089	176,885,605
AST High Yield Portfolio*	5,447,331	64,714,292
AST Hotchkis & Wiley Large-Cap Value Portfolio*	19,403,062	761,764,214
AST International Growth Portfolio*	23,939,551	641,579,961
AST International Value Portfolio*	30,389,357	679,202,137
AST Jennison Large-Cap Growth Portfolio*	8,094,828	489,818,016
AST Large-Cap Core Portfolio*	71,987,740	1,852,964,438
AST Loomis Sayles Large-Cap Growth Portfolio*	6,566,913	568,760,323
AST MFS Growth Portfolio*	10,707,507	468,239,268
AST MFS Large-Cap Value Portfolio*	35,272,630	929,433,815
AST Mid-Cap Growth Portfolio*	3,152,118	48,952,387
AST Mid-Cap Value Portfolio*	1,808,214	73,702,820
AST Prudential Core Bond Portfolio*	57,854,902	786,826,668
AST QMA International Core Equity Portfolio*	41,702,002	586,330,143
AST Small-Cap Growth Opportunities Portfolio*	3,763,624	122,995,228
AST Small-Cap Growth Portfolio*	1,777,264	145,042,516
AST Small-Cap Value Portfolio*	3,917,046	136,744,074
AST T. Rowe Price Large-Cap Growth Portfolio*	8,967,201	587,889,731
AST T. Rowe Price Large-Cap Value Portfolio*	36,692,970	726,887,729
AST T. Rowe Price Natural Resources Portfolio*	3,827,967	92,636,800
AST Western Asset Core Plus Bond Portfolio*	35,286,352	510,593,519
AST Western Asset Emerging Markets Debt Portfolio*	3,765,989	46,811,242

Total Long-Term Investments (cost $9,808,163,477)(wd)		12,543,980,178

	Shares	Value
Short-Term Investments — 15.1%
Affiliated Mutual Fund — 14.4%
PGIM Core Ultra Short Bond Fund (cost $2,134,372,258)(wd)	2,134,372,258	$2,134,372,258

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.7%
U.S. Treasury Bills
0.025%	06/17/21	105,000	104,997,983
(cost $104,994,385)

Total Short-Term Investments (cost $2,239,366,643)				2,239,370,241

TOTAL INVESTMENTS—99.9% (cost $12,047,530,120)				14,783,350,419

Other assets in excess of liabilities(z) — 0.1%				14,956,972

Net Assets — 100.0%				$14,798,307,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
494	2 Year U.S. Treasury Notes	Jun. 2021	$109,038,922	$(108,413)
1,364	5 Year U.S. Treasury Notes	Jun. 2021	168,315,472	(2,059,244)
456	10 Year U.S. Treasury Notes	Jun. 2021	59,707,500	(1,507,299)
614	20 Year U.S. Treasury Bonds	Jun. 2021	94,920,563	(3,825,730)
3,163	Mini MSCI EAFE Index	Jun. 2021	346,664,800	(1,589,595)
1,229	Russell 2000 E-Mini Index	Jun. 2021	136,572,625	(7,781,917)
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AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
6,469	S&P 500 E-Mini Index	Jun. 2021	$1,283,255,530	$11,151,319
				$(5,720,879)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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